CONDENSED STATEMENT OF CASH FLOWS	3 Months Ended
Dec. 31, 2025 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (145,382)
Adjustments to reconcile net income to net cash used in operating activities:
Accrued transactions costs	(1,508,055)
Accounts payable and accrued expenses	72,161
Accrued legal fees	157,427
Due to Sponsor	1,423,849
Cash Flows from Financing Activities:
Cash, end of period	0
Non-cash investing and financing activities:
Deferred transaction costs included in accrued transaction costs	$ 121,703